SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) - USD ($)			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted cash
Restricted cash			$ 200,000	$ 41,800,000
Inventories
Inventory write-down			0	1,956,000	$ 327,000
Property, Plant and Equipment
Interest expense capitalized			0	300,000	6,600,000
Prepaid land use rights
Lease expense			800,000	700,000	600,000
Impairment of long-lived assets
Long-lived asset impairment			0	0	0
Revenue recognition
Accounts Receivable, Net, Current			0	0
Government subsidies
Unrestricted cash government subsidies			1,100,000	500,000	5,600,000
Government grants related to fixed assets			0	400,000	0
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB			1,002,000,000.0	117,500,000
Allocated Share-based Compensation Expense			10,077,000	17,908,000	17,897,000
Contract with customer, liability			293,619,000	41,048,000
Contract with customer, liability, revenue recognized	$ 37,800,000	$ 33,000,000.0
Shipping and Handling [Member]
Shipping and handling
Cost of Goods and Services Sold			$ 8,300,000	$ 8,600,000	$ 6,300,000